Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents (Note 8)	$ 42,429	$ 41,712
Amounts due from related parties (Note 13)	1,504	1,141
Inventories	2,439	2,443
Derivative assets (Notes 7 and 8)	1,981	4,621
Other current assets	2,537	2,462
Total current assets	50,890	52,379
Long-term assets:
Vessels, net of accumulated depreciation (Note 10)	1,722,151	1,767,080
Right-of-use assets (Note 4)	2,075
Intangible assets, net (Note 11)	1,589	1,891
Derivative assets (Notes 7 and 8)	914	11,667
Accrued income	4,374	3,807
Total long term assets	1,731,103	1,784,445
Total assets	1,781,993	1,836,824
Current liabilities:
Trade accounts payable (Note 13)	2,981	4,800
Accrued expenses	6,293	6,464
Current portion of long-term debt (Notes 8 and 12)	83,285	106,926
Current lease liabilities (Note 4)	558
Current portion of derivative liabilities (Notes 7 and 8)	426	1,740
Income taxes payable	18	130
Current portion of contract liabilities	1,518	1,518
Prepaid charter	6,891	5,771
Amount due to related parties (Note 13)	1,189	1,070
Total current liabilities	103,159	128,419
Long-term liabilities:
Long-term debt (Notes 8 and 12)	953,680	970,365
Lease liabilities (Note 4)	1,516
Derivative liabilities (Notes 7 and 8)	5,314	345
Contract liabilities	4,445	5,203
Deferred tax liabilities (Note 9)	463	453
Total long-term liabilities	965,418	976,366
Total liabilities	1,068,577	1,104,785
Commitments and contingencies (Note 14)
Series A Convertible Preferred Units	89,264	89,264
Partners' capital:
Common unitholders	612,965	631,244
General partner interest	11,187	11,531
Total partners' capital	624,152	642,775
Total liabilities and equity	$ 1,781,993	$ 1,836,824